UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006
Check here if Amendment [X]; Amendment Number: 1
This Amendment (Check only one.): [X] is a restatement.
				  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Massachusetts Institute of Technology
Address: 238 Main Street, Suite 200
	 Cambridge, MA 02142-1012

Form 13F File Number: 28-1002

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it isunderstood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Seth Alexander
Title: President MITIMco
Phone: 617-253-4900

Signature, Place, and Date of Signing:

Seth Alexander	Cambridge, Massachusetts	June 10, 2011
[Signature] 	[City, State] 			[Date]

Report Type (Check only one.):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE
[If there are no entries in this list, omit this section.]


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 49
Form 13F Information Table Value Total: 28079
					(thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

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F0RM13F INFORMATION TABLE

                                TITLE OF               VALUE    SHRS/    SH/    PUT/  INVESTMENT OTHER      VOTING AUTHORITY
NAME OF ISSUER                  CLASS   CUSIP          (X$1000) PRN AMT  PRN    CALL  DISCRETION MANAGERS  SOLE   SHARED NONE
--------------------------      ------- ----------     -------  -------  ------ ----  ---------  --------- -----  ------ -------
ALNYLAM PHARMACEUTICALS INC    	COM 	02043Q107      327	18608	 SH 	      SOLE 	   	   18608
AMERICAN INTL GROUP INC        	COM 	026874107      810	12250	 SH 	      SOLE 	   	   12250
AMERICAN SUPERCONDUCTOR CORP   	COM 	030111108      873	76957	 SH 	      SOLE 	   	   76957
AMGEN INC                      	COM 	031162100      446	6125	 SH 	      SOLE 	   	   6125
AUTOMATIC DATA PROCESSING INC  	COM 	053015103      603	13200	 SH 	      SOLE 	   	   13200
BANK AMER CORP                 	COM 	060505104      394	8650	 SH 	      SOLE 	   	   8650
BRISTOL MYERS SQUIBB CO        	COM 	110122108      271	11000	 SH 	      SOLE 	   	   11000
CISCO SYS INC                  	COM 	17275R102      497	22950	 SH 	      SOLE 	   	   22950
CITIGROUP INC                  	COM 	172967101      955	20216	 SH 	      SOLE 	   	   20216
COCA COLA CO                   	COM 	191216100      294	7025	 SH 	      SOLE 	   	   7025
CSX CORP                       	COM 	126408103      321	5375	 SH 	      SOLE 	   	   5375
CVS CORP                       	COM 	126650100      251	8400	 SH 	      SOLE 	   	   8400
DELL INC                       	COM 	24702R101      244	8200	 SH 	      SOLE 	   	   8200
DU PONT E I DE NEMOURS + CO    	COM 	263534109      287	6800	 SH 	      SOLE 	   	   6800
EMERSON ELEC CO                	COM 	291011104      636	7600	 SH 	      SOLE 	   	   7600
EXACT SCIENCES CORP            	COM 	30063P105      310	100880	 SH 	      SOLE 	   	   100880
EXXON MOBIL CORP               	COM 	30231G102      801	13155	 SH 	      SOLE 	   	   13155
GENERAL ELEC CO                	COM 	369604103      965	27750	 SH 	      SOLE 	   	   27750
GENERAL MLS INC                	COM 	370334104      343	6775	 SH 	      SOLE 	   	   6775
GOLDEN WEST FINL CORP DEL      	COM 	381317106      543	8000	 SH 	      SOLE 	   	   8000
HALLIBURTON CO                 	COM 	406216101      531	7275	 SH 	      SOLE 	   	   7275
HEALTH NET INC                 	COM 	42222G108      457	9000	 SH 	      SOLE 	   	   9000
INGERSOLL RAND COMPANY LIMITED 	COM 	G4776G101      238	5700	 SH 	      SOLE 	   	   5700
INTERNATIONAL BUSINESS MACHS   	COM 	459200101      697	8450	 SH 	      SOLE 	   	   8450
IPASS INC                      	COM 	46261V108      1964	245180	 SH 	      SOLE 	   	   245180
JOHNSON + JOHNSON              	COM 	478160104      699	11800	 SH 	      SOLE 	   	   11800
LOWES COS INC                  	COM 	548661107      528	8200	 SH 	      SOLE 	   	   8200
MCDONALDS CORP                 	COM 	580135101      203	5900	 SH 	      SOLE 	   	   5900
MEDCO HEALTH SOLUTIONS INC     	COM 	58405U102      235	4100	 SH 	      SOLE 	   	   4100
MEDTRONIC INC                  	COM 	585055106      350	6900	 SH 	      SOLE 	   	   6900
MICROSOFT CORP                 	COM 	594918104      1031	37875	 SH 	      SOLE 	   	   37875
NOBLE ENERGY INC               	COM 	655044105      228	5200	 SH 	      SOLE 	   	   5200
PEPSICO INC                    	COM 	713448108      773	13375	 SH 	      SOLE 	   	   13375
PHASE FORWARD INC              	COM 	71721R406      1043	93629	 SH 	      SOLE 	   	   93629
PROCTER AND GAMBLE CO          	COM 	742718109      861	14940	 SH 	      SOLE 	   	   14940
SCHLUMBERGER LTD               	COM 	806857108      620	4900	 SH 	      SOLE 	   	   4900
SCRIPPS E W CO OH              	COM 	811054204      249	5575	 SH 	      SOLE 	   	   5575
SPRINT NEXTEL CORP             	COM 	852061100      514	19900	 SH 	      SOLE 	   	   19900
STATE STREET CORPORATION       	COM 	857477103      856	14170	 SH 	      SOLE 	   	   14170
STRATEGIC HOTELS + RESORTS INC 	COM 	86272T106      1642	70520	 SH 	      SOLE 	   	   70520
TEXAS INSTRS INC               	COM 	882508104      349	10750	 SH 	      SOLE 	   	   10750
TEXTRON INC                    	COM 	883203101      747	8000	 SH 	      SOLE 	   	   8000
TIME WARNER INC NEW            	COM 	887317105      714	42500	 SH 	      SOLE 	   	   42500
UNITED TECHNOLOGIES CORP       	COM 	913017109      281	4850	 SH 	      SOLE 	   	   4850
VISTAPRINT LTD                 	COM 	G93762204      730	24463	 SH 	      SOLE 	   	   24463
WAL MART STORES INC            	COM 	931142103      370	7825	 SH 	      SOLE 	   	   7825
WELLPOINT INC                  	COM 	94973V107      240	3100	 SH 	      SOLE 	   	   3100
WYETH                          	COM 	983024100      721	14850	 SH 	      SOLE 	   	   14850
ZANETT INC                     	COM 	98906R109      37	10000	 SH 	      SOLE 	   	   10000

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